Property, Plant And Equipment - Summary of Property, Plant And Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 8,226,202
Property, plant and equipment at end of period	8,712,978	$ 8,226,202
Investment tax credits, property plant and equipment	214,282	259,969
Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	73,160
Property, plant and equipment at end of period	93,190	73,160
Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,574,231
Property, plant and equipment at end of period	3,309,479	3,574,231
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	4,088,046
Property, plant and equipment at end of period	3,843,139	4,088,046
Computer
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	46,613
Property, plant and equipment at end of period	50,503	46,613
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	444,152
Property, plant and equipment at end of period	1,416,667	444,152
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	30,445,714	29,824,419
Additions	1,924,366	617,362
Transfers from construction in progress	0	0
Transfers from assets held for sale		75,158
Acquisition of subsidiaries		310,788
Disposals	(422,305)	(382,013)
Effect of exchange rate changes	(33,754)
Property, plant and equipment at end of period	31,914,021	30,445,714
Cost | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	104,447	107,011
Additions	25,615	0
Transfers from construction in progress	0	0
Transfers from assets held for sale		0
Acquisition of subsidiaries		9,362
Disposals	0	(11,926)
Effect of exchange rate changes	105
Property, plant and equipment at end of period	130,167	104,447
Cost | Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	7,440,383	7,330,889
Additions	70,831	15,016
Transfers from construction in progress	116,406	43,833
Transfers from assets held for sale		0
Acquisition of subsidiaries		57,426
Disposals	(45,864)	(6,781)
Effect of exchange rate changes	(5,990)
Property, plant and equipment at end of period	7,575,766	7,440,383
Cost | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	22,039,385	21,750,367
Additions	32,608	31,494
Transfers from construction in progress	676,866	373,359
Transfers from assets held for sale		75,158
Acquisition of subsidiaries		167,509
Disposals	(371,007)	(358,502)
Effect of exchange rate changes	(27,544)
Property, plant and equipment at end of period	22,350,308	22,039,385
Cost | Computer
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	410,712	403,774
Additions	969	276
Transfers from construction in progress	27,514	7,928
Transfers from assets held for sale		0
Acquisition of subsidiaries		0
Disposals	(4,717)	(1,266)
Effect of exchange rate changes	0
Property, plant and equipment at end of period	434,478	410,712
Cost | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	450,787	232,378
Additions	1,794,343	570,576
Transfers from construction in progress	(820,786)	(425,120)
Transfers from assets held for sale		0
Acquisition of subsidiaries		76,491
Disposals	(717)	(3,538)
Effect of exchange rate changes	(325)
Property, plant and equipment at end of period	1,423,302	450,787
Accumulated Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(22,219,512)	(20,213,150)
Additions	(1,411,418)	(2,238,405)
Impairments		(24,117)
Transfers from assets held for sale		(71,681)
Disposals	410,513	327,841
Effect of exchange rate changes	19,374
Property, plant and equipment at end of period	(23,201,043)	(22,219,512)
Accumulated Amortization | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(31,287)	(27,909)
Additions	(5,622)	(3,960)
Impairments		0
Transfers from assets held for sale		0
Disposals	68	582
Effect of exchange rate changes	0
Property, plant and equipment at end of period	(36,977)	(31,287)
Accumulated Amortization | Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(3,866,152)	(3,438,689)
Additions	(444,417)	(424,304)
Impairments		(5,331)
Transfers from assets held for sale		0
Disposals	44,286	2,172
Effect of exchange rate changes	(4)
Property, plant and equipment at end of period	(4,266,287)	(3,866,152)
Accumulated Amortization | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(17,951,339)	(16,401,216)
Additions	(936,797)	(1,783,572)
Impairments		(18,786)
Transfers from assets held for sale		(71,681)
Disposals	361,589	323,916
Effect of exchange rate changes	19,378
Property, plant and equipment at end of period	(18,507,169)	(17,951,339)
Accumulated Amortization | Computer
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(364,099)	(338,701)
Additions	(24,582)	(26,569)
Impairments		0
Transfers from assets held for sale		0
Disposals	4,706	1,171
Effect of exchange rate changes	0
Property, plant and equipment at end of period	(383,975)	(364,099)
Accumulated Amortization | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(6,635)	(6,635)
Additions	0	0
Impairments		0
Transfers from assets held for sale		0
Disposals	0	0
Effect of exchange rate changes	0
Property, plant and equipment at end of period	$ (6,635)	$ (6,635)